Inventories - Schedule of Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Finished products	¥ 7,655	¥ 7,813
Work in process	17,232	13,513
Raw materials and supplies	5,342	5,023
Total	¥ 30,229	¥ 26,349